                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)



              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)



                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   8/31

Date of reporting period:   8/31/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Technology Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Pacific Stock Exchange (PSE) Technology Index from 7/26/99 through 8/31/03. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                                PACIFIC STOCK EXCHANGE TECHNOLOGY
                                                                VAN KAMPEN TECHNOLOGY FUND                    INDEX
                                                                --------------------------      ---------------------------------
7/99                                                                      10000                               10000
                                                                          10867                               10809
12/99                                                                     19274                               16741
                                                                          24298                               20012
6/00                                                                      21593                               18969
                                                                          24081                               17890
12/00                                                                     14260                               14026
                                                                           6607                               11404
6/01                                                                       6795                               12499
                                                                           3761                                8908
12/01                                                                      5061                               11839
                                                                           4910                               11801
6/02                                                                       3393                                8845
                                                                           2300                                6643
12/02                                                                      2582                                7893
                                                                           2630                                7860
6/03                                                                       3223                                9684
8/03                                                                       3704                               10872

Source: Confluence Technologies, Inc. and Bloomberg.

                               A SHARES                B SHARES                C SHARES
                            since 07/26/99          since 07/26/99          since 07/26/99
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           -20.38%     -21.52%     -20.98%     -21.27%     -20.98%     -20.98%

1-year                     35.52       27.60       34.63       29.63       34.63       33.63
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

Pacific Stock Exchange (PSE) Technology Index measures the performance of 100 technology stocks from 15 industrial groups. Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2003

       Van Kampen Technology Fund is managed by the adviser's Multi-Cap Growth team. Current members include(1) Gary Lewis, Managing Director; David Walker, Executive Director; Dudley Brickhouse, Executive Director; Janet Luby, Executive Director; Matthew Hart, Vice President; and Scott Miller, Associate. The following discussion reflects the team's views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. Throughout the first half of the reporting period, technology stocks continued to struggle. By the end of the 12 months, however, they were enjoying their best sustained results since early 2000.

        -- When the period began, stock investors were worried about the economy's potential to dip back into a recession. They also had concerns about an increasingly likely war in Iraq, the economic impact of SARS and the lingering effects of corporate-accounting scandals.

        -- In light of continued low interest rates, a major tax cut and the end of major combat in Iraq, investors gradually became more optimistic about the economy, which showed unmistakable signs of recovery.

        -- As investor confidence increased, so did stock prices. The biggest beneficiaries were technology and other economically sensitive stocks, as investors anticipated a future jump in these companies' earnings.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index.

        -- Van Kampen Technology Fund returned 35.52 percent for the 12 months ended August 31, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark index, the Pacific Stock Exchange (PSE) Technology Index, returned 41.03 percent.

       Although the fund lagged the benchmark for the trailing 12-month period, it did considerably better in calendar year 2003. The improving market conditions during the year were more suited to the fund's investment style--seeking stocks with rising earnings expectations

(1)Team members may change at any time without notice.

       and/or rising valuations. This approach has historically performed better in a strengthening economy than in a weakening economy, and 2003 was no exception. During the first eight months of the year, the fund returned
       43.43 percent, compared to 37.74 percent for the PSE index.

       See Performance Summary for additional information and index definitions.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A.     Owning positions in Tenet Healthcare and Brocade Communications
       Systems detracted from the fund's relative performance, as did the fund's holdings in several defense stocks.

        -- Health-care services provider Tenet Healthcare faced allegations of fraud stemming from its Medicare billing. When we invested the fund in Tenet, we believed the company had strong fundamentals. Unfortunately, we had no way to know that the company's financial statements may have been based on unsound business practices. We sold the stock from the portfolio after learning of the problem, but, unfortunately, not soon enough to avoid a loss to the fund.

        -- Brocade Communications Systems makes switches that allow companies to improve their data-storage capabilities. In the face of stiff competition and a disappointing new-product lineup, Brocade's earnings fell well short of expectations, and the company's stock reflected the weakness. In response, we eliminated the fund's position in Brocade.

TOP TEN HOLDINGS AS OF 8/31/03              TOP TEN INDUSTRIES AS OF 8/31/03
eBay                              5.2%      Semiconductor Equipment         22.6%
Cisco Systems                     4.6       Semiconductors                  19.7
Lam Research                      4.5       Communications Equipment        11.4
KLA-Tencor                        4.4       Internet Retail                 10.3
Applied Materials                 4.3       Biotechnology                    6.8
Intel                             4.0       Systems Software                 6.6
Mercury Interactive               3.9       Application Software             5.3
Novellus Systems                  3.5       Computer Storage & Peripherals   3.9
Amazon.com                        3.4       Internet Software & Services     3.8
VERITAS                           2.8       Health Care Equipment            2.8

Subject to change daily. All percentages are as of a percentage of long-term investments. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

        -- Defense contractors Lockheed Martin and Northrop Grumman also lagged. As the United States prepared to go to war in Iraq, these companies benefited from expectations for increased defense spending. Once the war came and went, however, investors started looking elsewhere for new opportunities. Questions about the size of future defense budgets also weighed on both stocks. The disappointing results led us to sell the fund's positions in these companies.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. On the positive side, the fund benefited from owning several large Internet names, and from positions in certain semiconductor companies and biotechnology firms.(2)

        -- Three of the best-established Internet companies, eBay, Amazon.com and Yahoo, helped boost results. In the Internet's early days, many investors were skeptical about the future prospects of these businesses. As these companies have matured, however, investors increasingly have come to believe that all three are real businesses with real earnings and are legitimate investment opportunities.

        -- The second half of the reporting period saw a resurgence in the semiconductor industry, after a particularly brutal slowdown. The fund enjoyed success with investments in semiconductor-equipment makers such as Applied Materials and Lam Research, which benefited as their customers sought to meet increased demand for chips.

        -- Leading biotechnology companies Amgen, Gilead Sciences and Genentech also helped relative performance. Investors in these stocks were enthusiastic about new drugs that are already generating strong earnings, as well as the pipeline of promising biotech products that soon are expected to enter the marketplace.

Q.     PLEASE HIGHLIGHT SIGNIFICANT WEIGHTINGS FROM THE PORTFOLIO.

A. Three significant holdings in the fund as of August 31, 2003, were eBay, Cisco Systems, and Intel.(2)

        -- As the leading online auction house, eBay has continued to benefit from the increasing number of Internet users, especially internationally. We were attracted to eBay's business model, impressive profit margins and healthy cash flow.

        -- Cisco, the dominant provider of networking equipment, took advantage of the recent downturn to acquire competitors and solidify its position in the marketplace. It also cut costs aggressively in an effort to operate even more efficiently. We believed Cisco offered

(2)There is no guarantee that these securities will continue to perform well or be held by the fund in the future.

            considerable growth potential in an increasingly positive environment for technology spending.

        -- Semiconductor giant Intel looked to gain from a potential rebound in personal computer sales. We also liked Intel's aggressive marketing efforts, which, by promoting the benefits of wireless networking, generated demand for its Centrino(TM) microprocessor.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. We think the current economic backdrop is favorable. There has been a tremendous amount of economic stimulus during the past several years that has recently started to have a noticeable impact on the technology sector. Although the economy is not yet out of the woods, we are hopeful that it may continue to improve and continue to generate a favorable environment for technology companies and our style of investing.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

August 31, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  99.7%
APPLICATION SOFTWARE  5.2%
BEA Systems, Inc. (a).......................................  125,000   $  1,693,750
Cognos Inc. (Canada) (a)....................................  100,000      3,065,000
Mercury Interactive Corp. (a)...............................  300,000     13,167,000
                                                                        ------------
                                                                          17,925,750
                                                                        ------------
BIOTECHNOLOGY  6.8%
Amgen, Inc. (a).............................................  100,000      6,590,000
Genentech, Inc. (a).........................................   65,000      5,161,000
Gen-Probe, Inc. (a).........................................   50,000      3,162,000
Gilead Sciences, Inc. (a)...................................  125,000      8,337,500
                                                                        ------------
                                                                          23,250,500
                                                                        ------------
COMMUNICATIONS EQUIPMENT  11.4%
Cisco Systems, Inc. (a).....................................  825,000     15,798,750
Corning, Inc. (a)...........................................  350,000      2,887,500
Emulex Corp. (a)............................................   75,000      1,815,750
Foundry Networks, Inc. (a)..................................  300,000      5,835,000
Juniper Networks, Inc. (a)..................................  325,000      5,596,500
QLogic Corp. (a)............................................   75,000      3,676,500
Utstarcom, Inc. (a).........................................   75,000      3,222,000
                                                                        ------------
                                                                          38,832,000
                                                                        ------------
COMPUTER HARDWARE  2.7%
Dell Computer Corp. (a).....................................  190,000      6,199,700
Seagate Technology (Cayman Islands).........................  125,000      2,876,250
                                                                        ------------
                                                                           9,075,950
                                                                        ------------
COMPUTER STORAGE & PERIPHERALS  3.9%
Avid Technology, Inc. (a)...................................   65,000      3,227,250
EMC Corp. (a)...............................................  200,000      2,550,000
Network Appliance, Inc. (a).................................  100,000      2,241,000
SanDisk Corp. (a)...........................................   85,000      5,139,100
                                                                        ------------
                                                                          13,157,350
                                                                        ------------
HEALTH CARE EQUIPMENT  2.8%
Boston Scientific Corp. (a).................................  100,000      6,010,000
Cyberonics, Inc. (a)........................................   70,000      1,927,100
Medtronic, Inc. ............................................   35,000      1,735,300
                                                                        ------------
                                                                           9,672,400
                                                                        ------------
HOME ENTERTAINMENT SOFTWARE  1.3%
Electronic Arts, Inc. (a)...................................   50,000      4,487,500
                                                                        ------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

August 31, 2003

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
INTERNET RETAIL  10.2%
Amazon.com, Inc. (a)........................................  250,000   $ 11,610,000
eBay, Inc. (a)..............................................  320,000     17,721,600
InterActiveCorp (a).........................................  150,000      5,551,500
                                                                        ------------
                                                                          34,883,100
                                                                        ------------
INTERNET SOFTWARE & SERVICES  3.8%
At Road, Inc. (a)...........................................  121,900      1,637,117
Netease.com, Inc.--ADR (China) (a)..........................   50,000      2,545,500
United Online, Inc. (a).....................................   75,000      2,858,250
Yahoo!, Inc. (a)............................................  175,000      5,845,000
                                                                        ------------
                                                                          12,885,867
                                                                        ------------
PHARMACEUTICALS  1.8%
American Pharmaceutical Partners, Inc. (a)..................   35,000      1,667,400
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........   75,000      4,403,400
                                                                        ------------
                                                                           6,070,800
                                                                        ------------
SEMICONDUCTOR EQUIPMENT  22.6%
Applied Materials, Inc. (a).................................  675,000     14,580,000
ASML Holding N.V. (Netherlands) (a).........................  250,000      3,975,000
Brooks Automation, Inc. (a).................................  125,000      3,056,250
Entegris, Inc. (a)..........................................  200,000      2,944,000
Integrated Circuit Systems, Inc. (a)........................  125,000      4,315,000
KLA-Tencor Corp. (a)........................................  250,000     14,840,000
Lam Research Corp. (a)......................................  600,000     15,432,000
Novellus Systems, Inc. (a)..................................  300,000     11,988,000
Teradyne, Inc. (a)..........................................  100,000      1,783,000
Varian Semiconductor Equipment Associates, Inc. (a).........  100,000      4,057,000
                                                                        ------------
                                                                          76,970,250
                                                                        ------------
SEMICONDUCTORS  19.6%
Analog Devices, Inc. (a)....................................  125,000      5,125,000
Broadcom Corp., Class A (a).................................  150,000      4,098,000
Cypress Semiconductor Corp. (a).............................  225,000      4,178,250
Intel Corp. ................................................  475,000     13,594,500
Intersil Corp., Class A (a).................................  150,000      4,369,500
Linear Technology Corp. ....................................  175,000      7,213,500
Marvell Technology Group Ltd. (Bermuda) (a).................  150,000      6,325,500
Maxim Integrated Products, Inc. ............................   75,000      3,368,250
Micron Technology, Inc. (a).................................  175,000      2,513,000
National Semiconductor Corp. (a)............................  125,000      3,642,500
Omnivision Technologies, Inc. (a)...........................   75,000      3,329,250
RF Micro Devices, Inc. (a)..................................  175,000      1,543,500
Skyworks Solutions, Inc. (a)................................  150,000      1,701,000
Taiwan Semiconductor Manufacturing Co., Ltd.--ADR
  (Taiwan-Republic of China)................................  297,000      3,498,660
Texas Instruments, Inc. ....................................  100,000      2,385,000
                                                                        ------------
                                                                          66,885,410
                                                                        ------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

August 31, 2003

                                                                           MARKET
DESCRIPTION                                                   SHARES       VALUE
SYSTEMS SOFTWARE  6.6%
Microsoft Corp. ............................................  255,000   $  6,762,600
Oracle Corp. (a)............................................  200,000      2,556,000
Symantec Corp. (a)..........................................   65,000      3,732,950
VERITAS Software Corp. (a)..................................  275,000      9,482,000
                                                                        ------------
                                                                          22,533,550
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES  1.0%
Nextel Communications, Inc., Class A (a)....................  175,000      3,374,000
                                                                        ------------
TOTAL LONG-TERM INVESTMENTS  99.7%
(Cost $252,859,893)..................................................    340,004,427

REPURCHASE AGREEMENT  0.8%
UBS Securities LLC ($2,817,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 08/29/03, to be sold on
  09/02/03 at $2,817,307)
  (Cost $2,817,000)..................................................      2,817,000
                                                                        ------------

TOTAL INVESTMENTS  100.5%
  (Cost $255,676,893)................................................    342,821,427
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.5%)........................     (1,541,630)
                                                                        ------------

NET ASSETS  100.0%...................................................   $341,279,797
                                                                        ============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
August 31, 2003

ASSETS:
Total Investments (Cost $255,676,893).......................  $   342,821,427
Receivables:
  Investments Sold..........................................          981,198
  Fund Shares Sold..........................................          396,636
  Dividends.................................................           19,640
  Interest..................................................              230
Other.......................................................           39,836
                                                              ---------------
    Total Assets............................................      344,258,967
                                                              ---------------
LIABILITIES:
Payables:
  Distributor and Affiliates................................        1,012,861
  Investments Purchased.....................................          840,598
  Fund Shares Repurchased...................................          379,061
  Investment Advisory Fee...................................          241,554
  Custodian Bank............................................            2,462
Accrued Expenses............................................          448,444
Trustees' Deferred Compensation and Retirement Plans........           54,190
                                                              ---------------
    Total Liabilities.......................................        2,979,170
                                                              ---------------
NET ASSETS..................................................  $   341,279,797
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 1,941,070,123
Net Unrealized Appreciation.................................       87,144,534
Accumulated Net Investment Loss.............................          (61,268)
Accumulated Net Realized Loss...............................   (1,686,873,592)
                                                              ---------------
NET ASSETS..................................................  $   341,279,797
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $125,262,551 and 31,873,469 shares of
    beneficial interest issued and outstanding).............  $          3.93
    Maximum sales charge (5.75% * of offering price)........              .24
                                                              ---------------
    Maximum offering price to public........................  $          4.17
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $172,654,201 and 45,368,129 shares of
    beneficial interest issued and outstanding).............  $          3.81
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $43,363,045 and 11,393,147 shares of
    beneficial interest issued and outstanding).............  $          3.81
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 10                                            See Notes to Financial Statements

Statement of Operations
For the Year Ended August 31, 2003

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $10,840).....  $    346,925
Interest....................................................        66,447
                                                              ------------
    Total Income............................................       413,372
                                                              ------------
EXPENSES:
Shareholder Services........................................     4,454,865
Investment Advisory Fee.....................................     2,485,355
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $257,646, $1,367,123 and $350,170,
  respectively).............................................     1,974,939
Custody.....................................................        27,989
Legal.......................................................        19,315
Trustees' Fees and Related Expenses.........................        18,007
Other.......................................................       301,017
                                                              ------------
    Total Expenses..........................................     9,281,487
    Less Credits Earned on Cash Balances....................         1,704
                                                              ------------
    Net Expenses............................................     9,279,783
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (8,866,411)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(79,234,441)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (88,123,322)
  End of the Period.........................................    87,144,534
                                                              ------------
Net Unrealized Appreciation During the Period...............   175,267,856
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 96,033,415
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 87,167,004
                                                              ============

See Notes to Financial Statements                                             11

Statements of Changes in Net Assets

                                                           YEAR ENDED          YEAR ENDED
                                                        AUGUST 31, 2003      AUGUST 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................   $  (8,866,411)       $ (12,760,483)
Net Realized Loss.....................................     (79,234,441)        (183,629,834)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................     175,267,856          (54,983,554)
                                                         -------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      87,167,004         (251,373,871)
                                                         -------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................     162,947,100          142,260,287
Cost of Shares Repurchased............................    (180,950,468)        (186,278,473)
                                                         -------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (18,003,368)         (44,018,186)
                                                         -------------        -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      69,163,636         (295,392,057)
NET ASSETS:
Beginning of the Period...............................     272,116,161          567,508,218
                                                         -------------        -------------
End of the Period (Including accumulated net
  investment loss of $61,268 and $38,224,
  respectively).......................................   $ 341,279,797        $ 272,116,161
                                                         =============        =============

 12                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                    JULY 26, 1999
                                              YEAR ENDED AUGUST 31,                 (COMMENCEMENT
CLASS A SHARES                     -------------------------------------------    OF OPERATIONS) TO
                                   2003 (a)    2002 (a)    2001 (a)     2000       AUGUST 31, 1999
                                   ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $ 2.90     $  5.49     $ 26.81     $ 11.17         $10.00
                                    ------     -------     -------     -------         ------
  Net Investment Loss.............    (.08)       (.11)       (.18)       (.16)          (.01)
  Net Realized and Unrealized
    Gain/Loss.....................    1.11       (2.48)     (21.14)      15.80           1.18
                                    ------     -------     -------     -------         ------
Total from Investment
  Operations......................    1.03       (2.59)     (21.32)      15.64           1.17
                                    ------     -------     -------     -------         ------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $ 3.93     $  2.90     $  5.49     $ 26.81         $11.17
                                    ======     =======     =======     =======         ======

Total Return (b)..................  35.52%     -47.18%     -79.51%     139.93%         11.70%*
Net Assets at End of the Period
  (In millions)...................  $125.3     $ 103.5     $ 198.8     $ 928.8         $ 49.7
Ratio of Expenses to Average Net
  Assets..........................   2.88%       2.39%       1.65%       1.47%          1.45%
Ratio of Net Investment Loss to
  Average Net Assets..............  (2.73%)     (2.31%)     (1.48%)     (1.14%)        (1.03%)
Portfolio Turnover................    152%        142%        274%        167%             7%*

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             13

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                     JULY 26, 1999
                                              YEAR ENDED AUGUST 31,                  (COMMENCEMENT
CLASS B SHARES                     --------------------------------------------    OF OPERATIONS) TO
                                   2003 (a)    2002 (a)    2001 (a)      2000       AUGUST 31, 1999
                                   -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $ 2.83     $  5.41     $ 26.59     $  11.16         $10.00
                                    ------     -------     -------     --------         ------
  Net Investment Loss.............    (.10)       (.14)       (.28)        (.28)          (.02)
  Net Realized and Unrealized
    Gain/Loss.....................    1.08       (2.44)     (20.90)       15.71           1.18
                                    ------     -------     -------     --------         ------
Total from Investment
  Operations......................     .98       (2.58)     (21.18)       15.43           1.16
                                    ------     -------     -------     --------         ------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $ 3.81     $  2.83     $  5.41     $  26.59         $11.16
                                    ======     =======     =======     ========         ======

Total Return (b)..................  34.63%     -47.69%     -79.65%      138.17%         11.60%*
Net Assets at End of the Period
  (In millions)...................  $172.7     $ 133.8     $ 288.4     $1,442.2         $164.3
Ratio of Expenses to Average Net
  Assets..........................   3.65%       3.16%       2.40%        2.23%          2.21%
Ratio of Net Investment Loss to
  Average Net Assets..............  (3.50%)     (3.08%)     (2.24%)      (1.89%)        (1.79%)
Portfolio Turnover................    152%        142%        274%         167%             7%*

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 14                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                    JULY 26, 1999
                                              YEAR ENDED AUGUST 31,                 (COMMENCEMENT
CLASS C SHARES                     -------------------------------------------    OF OPERATIONS) TO
                                   2003 (a)    2002 (a)    2001 (a)     2000       AUGUST 31, 1999
                                   ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $ 2.83     $  5.41     $ 26.59     $ 11.16         $10.00
                                    ------     -------     -------     -------         ------
  Net Investment Loss.............    (.10)       (.14)       (.28)       (.27)          (.02)
  Net Realized and Unrealized
    Gain/Loss.....................    1.08       (2.44)     (20.90)      15.70           1.18
                                    ------     -------     -------     -------         ------
Total from Investment
  Operations......................     .98       (2.58)     (21.18)      15.43           1.16
                                    ------     -------     -------     -------         ------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $ 3.81     $  2.83     $  5.41     $ 26.59         $11.16
                                    ======     =======     =======     =======         ======

Total Return (b)..................  34.63%     -47.69%     -79.65%     138.17%         11.60%*
Net Assets at End of the Period
  (In millions)...................  $ 43.4     $  34.7     $  80.3     $ 412.0         $ 28.0
Ratio of Expenses to Average Net
  Assets..........................   3.66%       3.16%       2.40%       2.22%          2.21%
Ratio of Net Investment Loss to
  Average Net Assets..............  (3.51%)     (3.08%)     (2.23%)     (1.88%)        (1.79%)
Portfolio Turnover................    152%        142%        274%        167%             7%*

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Technology Fund (the "Fund") is organized as a series of Van Kampen Equity Trust II (the "Trust"), a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on July 26, 1999 with three classes of common shares: Class A, Class B, and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $1,655,792,355, which will expire between August 31, 2007 and August 31, 2011.

    At August 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $268,215,435
                                                                ============
Gross tax unrealized appreciation...........................    $ 77,056,140
Gross tax unrealized depreciation...........................      (2,450,148)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 74,605,992
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses, and realized gains/ losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. At August 31, 2003, a permanent book to tax basis difference relating to a net operating loss totaling $8,839,931 was reclassified from accumulated net investment loss to capital. Additionally, a permanent book to tax basis difference related to the Fund's investment in other regulated investment companies totaling $3,436 was reclassified from accumulated net investment loss to accumulated net realized loss.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions and post October losses which are not recognized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the year ended August 31, 2003, the Fund's custody fee was reduced by $1,704 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .90%
Next $500 million...........................................     .85%
Over $1 billion.............................................     .80%

    For the year ended August 31, 2003, the Fund recognized expenses of approximately $7,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended August 31, 2003, the Fund recognized expenses of approximately $36,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc.(VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2003, the Fund recognized expenses of approximately $3,732,400, representing shareholder servicing fees paid to VKIS. Shareholder servicing fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $37,038 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of Van Kampen, totaling $33,075.

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

3. CAPITAL TRANSACTIONS

At August 31, 2003, capital aggregated $725,383,116, $929,002,064, and
$286,684,943 for Classes A, B and C, respectively. For the year ended August 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   45,209,810    $ 130,925,282
  Class B...................................................    8,338,529       25,325,522
  Class C...................................................    2,195,056        6,696,296
                                                              -----------    -------------
Total Sales.................................................   55,743,395    $ 162,947,100
                                                              ===========    =============
Repurchases:
  Class A...................................................  (49,042,951)   $(142,389,017)
  Class B...................................................  (10,222,198)     (29,649,186)
  Class C...................................................   (3,071,460)      (8,912,265)
                                                              -----------    -------------
Total Repurchases...........................................  (62,336,609)   $(180,950,468)
                                                              ===========    =============

    At August 31, 2002, capital aggregated $740,091,439, $937,797,869, and
$290,024,114 for Classes A, B and C, respectively. For the year ended August 31, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   22,050,651    $  93,518,042
  Class B...................................................    7,962,773       36,622,083
  Class C...................................................    2,673,715       12,120,162
                                                              -----------    -------------
Total Sales.................................................   32,687,139    $ 142,260,287
                                                              ===========    =============
Repurchases:
  Class A...................................................  (22,532,471)   $(101,113,997)
  Class B...................................................  (14,059,396)     (61,596,804)
  Class C...................................................   (5,268,462)     (23,567,672)
                                                              -----------    -------------
Total Repurchases...........................................  (41,860,329)   $(186,278,473)
                                                              ===========    =============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the years ended August 31, 2003 and 2002, 63,082 and 0 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

for Class B Shares and within one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended August 31, 2003, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $71,700 and CDSC on redeemed shares of Classes B and C of approximately $464,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $417,095,216 and $439,424,460, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $27,731,500 and $217,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in these fees for the year ended August 31, 2003, are payments retained by Van Kampen of approximately $1,103,600 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $195,800.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Technology Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Technology Fund (the "Fund"), including the portfolio of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period from July 26, 1999 (commencement of investment operations) through August 31, 1999 were audited by other auditors whose report dated October 6, 1999 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Technology Fund at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
October 8, 2003

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Asian Equity**
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American**
   Worldwide High Income

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Fund Info                                          (COMPUTER ICON)

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us
                                                            (MAIL ICON)

 * Open to new investors for a limited time

** Closed to new investors.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN TECHNOLOGY FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             90       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              88       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1999  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee      Trustee     Prior to January 1999,         88       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (62)             Trustee      Trustee     President of CAC, llc., a      90       Trustee/Director/Managing
CAC, llc.                                  since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of TeleTech
San Diego, CA 92122-6223                               services. Prior to July                 Holdings Inc.,
                                                       2000, Managing Partner of               Stericycle, Inc.,
                                                       Equity Group Corporate                  TheraSense, Inc., GATX
                                                       Investment (EGI), a                     Corporation, Arris Group,
                                                       company that makes                      Inc. and Trustee of the
                                                       private investments in                  University of Chicago
                                                       other companies.                        Hospitals and Health
                                                                                               Systems. Prior to May
                                                                                               2002, Director of
                                                                                               Peregrine Systems Inc.
                                                                                               Prior to February 2001,
                                                                                               Vice Chairman and
                                                                                               Director of Anixter
                                                                                               International, Inc. and
                                                                                               IMC Global Inc. Prior to
                                                                                               July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            88       Trustee/Director/Managing
Heidrick & Struggles                       since 1999  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      88       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 1999  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (67)            Trustee      Trustee     Prior to 1998, President       90       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            88       Trustee/Director/Managing
423 Country Club Drive                     since 1999  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (62)     Trustee      Trustee     President Emeritus and         90       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey (61)       Trustee      Trustee     Chief Communications           88       Trustee/Director/Managing
2101 Constitution Ave., N.W.               since 1999  Officer of the National                 General Partner of funds
Room 285                                               Academy of                              in the Fund Complex.
Washington, D.C. 20418                                 Sciences/National                       Director of Neurogen
                                                       Research Council, an                    Corporation, a
                                                       independent, federally                  pharmaceutical company,
                                                       chartered policy                        since January 1998.
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001. Director of
                                                       the Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,     Trustee     President and Chief            88       Trustee/Director/Managing
1221 Avenue of the Americas   President    since 1999  Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief                funds in the Fund                       in the Fund Complex.
                              Executive                Complex. Chairman,
                              Officer                  President, Chief
                                                       Executive Officer and
                                                       Director of the Advisers
                                                       and VK Advisors Inc.
                                                       since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           90       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Trustee      Trustee     Partner in the law firm        90       Trustee/Director/Managing
333 West Wacker Drive                      since 1999  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom                          in the Fund Complex.
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)          Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                    since 1999  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                         December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                  Investments and President and Chief Operations Officer of
                                                                   the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                                   Executive Vice President and Chief Investment Officer of
                                                                   funds in the Fund Complex. Prior to May 2001, Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, and Managing Director and President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to December
                                                                   2000, Executive Vice President and Chief Investment Officer
                                                                   of Van Kampen Investments, and President and Chief Operating
                                                                   Officer of the Advisers. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Advisers. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Stefanie V. Chang (36)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Advisers and Van Kampen
                                                                   Advisors Inc. since December 2002.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John R. Reynoldson (50)       Vice President           Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                       since 1999  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                      Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                         the Fixed Income Department of the Advisers and Van Kampen
                                                                   Advisors Inc. Prior to December 2000, Senior Vice President
                                                                   of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                                   2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                                   President of the government securities bond group for Asset
                                                                   Management.

Ronald E. Robison (64)        Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020            Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                              Officer                              and Managing Director of Morgan Stanley Investment
                                                                   Management Inc. Managing Director of Morgan Stanley.
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                   President of the Morgan Stanley Funds.

A. Thomas Smith III (46)      Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                since 1999  Director of Van Kampen Investments, Director of the
New York, NY 10020                                                 Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                   Investor Services and certain other subsidiaries of Van
                                                                   Kampen Investments. Managing Director and General
                                                                   Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                                   Inc. Vice President and Secretary of funds in the Fund
                                                                   Complex. Prior to July 2001, Managing Director, General
                                                                   Counsel, Secretary and Director of Van Kampen Investments,
                                                                   the Advisers, the Distributor, Investor Services, and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                                   Secretary and Director of Van Kampen Investments, the
                                                                   Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                   Investor Services and certain other subsidiaries of Van
                                                                   Kampen Investments. Prior to January 1999, Vice President
                                                                   and Associate General Counsel to New York Life Insurance
                                                                   Company ("New York Life"), and prior to March 1997,
                                                                   Associate General Counsel of New York Life. Prior to
                                                                   December 1993, Assistant General Counsel of The Dreyfus
                                                                   Corporation. Prior to August 1991, Senior Associate, Willkie
                                                                   Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                                   the Securities and Exchange Commission, Division of
                                                                   Investment Management, Office of Chief Counsel.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (48)         Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Financial Officer and    since 1999  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                         Chief Financial Officer and Treasurer of funds in the Fund
                                                                   Complex. Head of Fund Accounting for Morgan Stanley
                                                                   Investment Management. Prior to December 2002, Executive
                                                                   Director of Van Kampen Investments, the Advisers and Van
                                                                   Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 77, 177, 277
                                                 TECH ANR
                                                 10/03 12039J03-AP-10/03

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Advantage Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the MSCI AC World Free Index ex-USA from 9/26/2001 through 8/31/2003. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                  VAN KAMPEN INTERNATIONAL
                                                                         ADVANTAGE               MSCI AC WORLD FREE INDEX EX USA
                                                                  ------------------------       -------------------------------
9/01                                                                        9632                              10266
12/01                                                                      10357                              11162
3/02                                                                       10532                              11286
6/02                                                                       10308                              10893
9/02                                                                        8198                               8743
12/02                                                                       8723                               9317
3/03                                                                        7924                               8570
6/03                                                                        9596                              10152
8/03                                                                       10208                              10691

Source: Confluence Technologies, Inc. and Bloomberg.

                               A SHARES                B SHARES                C SHARES
                            since 9/26/01           since 9/26/01           since 9/26/01
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            4.23%       1.08%       3.41%       1.42%       3.41%       3.41%

1-year                    11.20        4.77       10.40        5.40       10.40        9.40
---------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements, the fund's returns would have been lower.

The MSCI All Country World Free ex-USA is generally representative of world stock markets, excluding the United States. Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly into an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2003

       Van Kampen International Advantage Fund is managed by the adviser's Global Core team. Current members include(1) Kate Cornish-Bowden, Managing Director; Simon Carter, Executive Director; Michael Allison, Vice President; Mark Laskin, Vice President; and Jamie Wood, Vice President. The following discussion reflects the team's views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. Stock markets continued to face challenges during the first half of the period but were much more favorable during the second half.

        -- Early on, equity investors were concerned about a likely war in Iraq, a budding nuclear crisis in North Korea, and the impact of SARS on economic growth.

        -- As these crises subsided, stock markets around the world rebounded impressively. For example, between the market's low point on March 12, 2003, and the end of the period, the fund gained over 36 percent.

        -- Stock performance was further helped by the increasingly apparent signs of a global economic recovery, spurred by worldwide interest-rate cuts as well as the beginnings of much-needed pension reforms and tax reductions in Europe.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmark index.

        -- The fund returned 11.20 percent for the 12 months ended August 31, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmark index, the MSCI All Country World Free Index ex-USA, returned 13.12 percent.

       See Performance Summary for additional information and index definition.

(1)Team members may change at any time without notice.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. Stock selection in the capital-goods sector as well as the food, beverages and tobacco sector hurt the fund's relative performance. Not owning certain low-quality stocks in the benchmark that had particularly strong returns during the period also detracted from results.

        -- In capital goods, the fund was dragged down by positions in two British companies, BAE Systems and Invensys. BAE Systems, a leading European defense contractor, was hurt when it spent far more than budgeted on the development of two large submarines for the British military. Invensys, a maker of industrial controls and automation equipment, issued a surprisingly disappointing earnings report that depressed the company's stock.

        -- The fund was underweighted in less economically sensitive sectors-- such as food, beverages and tobacco--because we anticipated a continuing economic recovery. Though we de-emphasized this area, we did make several stock picks that fell short of our expectations. One was Interbrew, a Belgian brewer that is one of the world's largest. Interbrew faced difficulties with some of its distribution partners. Cadbury-Schweppes, a British food and beverage company, also was a weak relative performer. Investors believed the company paid too much for its recent acquisition of Adams Chewing Gum, which manages the Trident and Dentyne brands.

        -- Low-quality stocks with weak fundamentals tended to be the best performers during the stock-market rally, as investors looked for higher-risk/higher-reward opportunities. By contrast, we continued to favor fundamentally sound companies with strong balance sheets, capable management teams and a clear strategic focus.

TOP 10 HOLDINGS AS OF 8/31/2003             TOP 10 COUNTRIES AS OF 8/31/2003
Nokia                             3.1%      United Kingdom                   25.3%
Royal Dutch Petroleum             2.5       Japan                            23.5
GlaxoSmithKline                   2.5       Switzerland                       9.0
Total SA                          2.3       Netherlands                       8.6
Koninklijke Philips Electronics   2.1       Germany                           8.5
Vodafone                          2.0       France                            5.2
UBS                               2.0       Finland                           4.2
Matsushita Electric Works         1.9       Australia                         2.9
AMVESCAP                          1.6       Italy                             1.9
Credit Suisse                     1.6       Republic of Korea                 1.7

Subject to change daily. All percentages are as of a percentage of long-term investments. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. Relative performance was helped by stock selection in technology hardware, pharmaceuticals and retail.(2)

        -- Positioned for a potential economic rebound, the fund enjoyed success with holdings in Nokia (Finland), a maker of mobile phones; Canon (Japan), a diversified consumer products manufacturer; and Samsung (South Korea), a conglomerate that includes a range of technology businesses. All three benefited as investors became increasingly confident that the economy was growing. Canon and Samsung did particularly well; they derive substantial revenues from semiconductor sales, which finally started to pick up during the period.

        -- Pharmaceutical companies Teva Pharmaceutical Industries and GlaxoSmithKline also boosted performance. Teva, an Israeli generic-drug maker, was helped by an increasingly favorable environment for non-brand-name pharmaceutical products. GlaxoSmithKline (U.K.) benefited from increased operating and research efficiencies stemming from the 2000 merger of Glaxo Wellcome and SmithKline.

        -- In the retail sector, the fund was helped by our position in NEXT, an apparel, housewares, and furniture retailer in the U.K. and Ireland. NEXT was rewarded by investors for the success of its new management team, which helped boost financial results during the period.

Q.     PLEASE HIGHLIGHT SIGNIFICANT WEIGHTINGS FROM THE PORTFOLIO.

A. At the end of the period, the fund had substantial positions in Nokia, Philips Electronics and Amvescap.(2)

        -- Nokia was the largest position in the fund as of August 31, 2003. Nokia is the world's leading maker of mobile phone handsets and the dominant player in its market. We were attracted to the company's strong lineup of products and sound financial condition.

        -- Another large holding was Philips Electronics, a Dutch maker of electronics and other consumer products. We believed the company was positioned to benefit from an expanding economy, its own internal restructuring, and a further rebound of semiconductor prices.

        -- Amvescap represented a third sizeable portfolio weighting. Amvescap is a global money manager whose United States brands include Invesco and AIM. The company's valuation had been depressed in recent years, paralleling the stock market's performance. We believed that as equity prices continue to improve, Amvescap's earnings could increase as well.

(2)There is no guarantee that these securities will continue to perform well or be held by the fund in the future.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. In recent weeks, we have noticed a marked increase in positive economic news. This has been the case in Europe, where tax cuts and pension reforms have been increasingly common; in Japan, which may be coming out of a 10-year slumber; and in other regions around the world. More importantly for investors, recent negative news has had a relatively muted effect on stock prices. In this environment, we have positioned the fund for a steady economic recovery. Although we cannot predict what the future has in store, we will continue to stick to our investment strategy and provide our shareholders with core international-stock exposure, a vital part of any investor's long-term asset allocation plan.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

August 31, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                           MARKET
DESCRIPTION                                                    SHARES      VALUE
COMMON STOCKS  96.5%
AUSTRALIA  2.8%
National Australia Bank, Ltd. ..............................    4,184    $   84,468
Qantas Airways, Ltd. .......................................   23,728        49,921
Rio Tinto, Ltd. ............................................    3,544        78,957
                                                                         ----------
                                                                            213,346
                                                                         ----------
BRAZIL  0.7%
Cia Vale do Rio Doce--ADR...................................      811        30,372
Petroleo Brasileiro, SA--ADR................................    1,079        23,846
                                                                         ----------
                                                                             54,218
                                                                         ----------
CANADA  1.5%
Abitibi-Consolidated, Inc. .................................    4,577        34,636
Royal Bank of Canada........................................      642        27,624
Sun Life Financial, Inc. ...................................    2,317        50,861
                                                                         ----------
                                                                            113,121
                                                                         ----------
DENMARK  0.6%
Novo Nordisk A/S............................................    1,289        45,805
                                                                         ----------
FINLAND  4.1%
Nokia (Ab) Oyj..............................................   14,254       233,798
Stora Enso Oyj..............................................    5,945        77,513
                                                                         ----------
                                                                            311,311
                                                                         ----------
FRANCE  5.0%
Aventis, SA.................................................      788        38,325
BNP Paribas, SA.............................................    2,164       107,959
Schneider Electric, SA......................................    1,268        68,556
Total, SA...................................................    1,098       168,630
                                                                         ----------
                                                                            383,470
                                                                         ----------
GERMANY  7.3%
BASF, AG....................................................    2,426       111,855
DaimlerChrysler, AG.........................................    2,900       110,596
Deutsche Telekom, AG (a)....................................    5,400        77,174
E.On, AG....................................................      607        31,430
Linde, AG...................................................      868        36,366
SAP, AG.....................................................      246        29,559
Siemens, AG.................................................    1,248        77,380
T-Online International (a)..................................    3,320        35,586
Volkswagen, AG..............................................    1,019        50,030
                                                                         ----------
                                                                            559,976
                                                                         ----------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

August 31, 2003

                                                                           MARKET
DESCRIPTION                                                    SHARES      VALUE
HONG KONG  1.3%
China Mobile Communications Corp. ..........................   19,000    $   48,844
CLP Holdings, Ltd. .........................................   11,000        48,517
                                                                         ----------
                                                                             97,361
                                                                         ----------
ISRAEL  1.3%
Check Point Software Technologies, Ltd. (a).................    2,448        42,767
Teva Pharmaceutical Industries, Ltd.--ADR...................      970        56,951
                                                                         ----------
                                                                             99,718
                                                                         ----------
ITALY  1.9%
ENI S.p.A. .................................................    3,498        52,914
Telecom Italia S.p.A. ......................................   13,821        32,515
UniCredito Italiano S.p.A. .................................   12,809        59,565
                                                                         ----------
                                                                            144,994
                                                                         ----------
JAPAN  23.0%
Advantest Corp. ............................................      800        55,466
Canon, Inc. ................................................    2,000        96,156
Central Japan Railway Co. ..................................        7        49,372
Dai Nippon Printing Co., Ltd. ..............................    5,000        63,719
Daiwa Securities Group, Inc. ...............................   12,000        77,439
Eisai Co., Ltd. ............................................    2,000        41,822
Fanuc, Ltd. ................................................    1,200        79,188
Fuji Television Network, Inc. ..............................        9        42,808
Fujisawa Pharmaceutical Co., Ltd. ..........................    2,000        38,394
Fujitsu, Ltd. ..............................................    9,000        43,039
Furukawa Electric Co., Ltd. ................................    8,000        29,070
Hitachi, Ltd. ..............................................    8,000        43,605
Kao Corp. ..................................................    1,000        18,854
Matsushita Electric Works Information System Co., Ltd. .....   11,000       140,275
Millea Holdings, Inc. ......................................        8        82,958
Mitsubishi Estate Co., Ltd. ................................    8,000        71,714
Mitsubishi Heavy Industries, Ltd. ..........................   13,000        42,002
Mitsui Sumitomo Insurance Co., Ltd. ........................    7,000        41,813
NTT DoCoMo, Inc. ...........................................       45       115,696
Seven-Eleven Japan Co., Ltd. ...............................    1,000        27,339
Shin-Etsu Chemical Co., Ltd. ...............................    2,000        78,502
SMC Corp. ..................................................      400        44,496
Sumitomo Electric Industries, Ltd. .........................    5,000        43,622
Sumitomo Trust and Banking Co., Ltd. .......................    8,000        36,063
Takeda Chemical Industries, Ltd. ...........................    1,500        54,249
TDK Corp. ..................................................    1,000        65,133
Tokyo Electric Power Co., Inc. .............................    1,400        27,236
Toshiba Corp. ..............................................   16,000        65,407
Toyota Motor Corp. .........................................    4,000       110,383
Yamanouchi Pharmaceutical Co., Ltd. ........................    1,000        26,224
                                                                         ----------
                                                                          1,752,044
                                                                         ----------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

August 31, 2003

                                                                           MARKET
DESCRIPTION                                                    SHARES      VALUE
LUXEMBOURG  0.5%
Arcelor.....................................................    3,043    $   39,308
                                                                         ----------

MEXICO  0.8%
Fomento Economico Mexicano SA de C.V. ......................    7,900        29,292
Wal-Mart de Mexico SA de C.V. ..............................   12,699        34,694
                                                                         ----------
                                                                             63,986
                                                                         ----------
NETHERLANDS  8.4%
ABN Amro Holdings, NV.......................................    1,645        28,844
DSM, NV.....................................................    1,124        51,219
Koninklijke Philips Electronics, NV.........................    6,355       155,097
Reed Elsevier, NV...........................................    5,045        55,684
Royal Dutch Petroleum Co. ..................................    4,162       185,994
Unilever, NV................................................    1,600        89,179
Wolters Kluwer, NV..........................................    4,761        74,166
                                                                         ----------
                                                                            640,183
                                                                         ----------
REPUBLIC OF KOREA  1.7%
Kookmin Bank................................................    1,470        53,756
Samsung Electronics Co., Ltd.--GDR..........................      403        74,756
Samsung Electronics Co., Ltd., 144A--Private Placement--GDR
  (b).......................................................        7         1,298
                                                                         ----------
                                                                            129,810
                                                                         ----------
RUSSIA  0.5%
YUKOS Corp.--ADR............................................      660        38,016
                                                                         ----------

SINGAPORE  0.4%
United Overseas Bank, Ltd. .................................    4,000        28,974
                                                                         ----------

SOUTH AFRICA  0.4%
Sasol, Ltd. ................................................    2,907        33,550
                                                                         ----------

SWITZERLAND  8.8%
Converium Holdings, AG......................................    1,112        50,092
Credit Suisse Group.........................................    3,796       118,655
Holcim, Ltd. ...............................................    1,655        65,625
Nestle, SA..................................................      451        98,278
Novartis, AG................................................    1,094        40,254
Roche Holding, AG...........................................    1,203        92,181
Syngenta, AG................................................    1,004        55,234
UBS, AG.....................................................    2,725       147,089
                                                                         ----------
                                                                            667,408
                                                                         ----------
TAIWAN-REPUBLIC OF CHINA  0.9%
Hon Hai Precision Industry Co., Ltd.--GDR...................    3,960        32,868
Taiwan Semiconductor Manufacturing Co., Ltd.--ADR (a).......    3,142        37,013
                                                                         ----------
                                                                             69,881
                                                                         ----------

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

August 31, 2003

                                                                           MARKET
DESCRIPTION                                                    SHARES      VALUE
UNITED KINGDOM  24.6%
3i Group Plc................................................    6,762    $   67,096
Amvescap Plc................................................   15,591       122,052
ARM Holdings Plc (a)........................................   16,020        28,557
Barclays Plc................................................   13,837       100,408
BHP Billiton Plc............................................    9,254        60,655
BP Plc......................................................    9,244        62,559
British Airways Plc (a).....................................    8,678        25,599
British Sky Broadcasting Plc (a)............................    6,911        72,172
BT Group Plc................................................   19,943        57,887
Diageo Plc..................................................    3,695        39,520
GKN Plc.....................................................    5,232        21,645
GlaxoSmithKline Plc.........................................    9,604       182,864
HSBC Holdings Plc...........................................    9,190       117,863
International Power Plc (a).................................   15,440        36,535
Lloyds TSB Group Plc........................................    7,959        52,105
MFI Furniture Plc...........................................   13,522        38,396
National Grid Transco Plc...................................   14,563        88,963
Next Plc....................................................    1,640        27,837
Pearson Plc.................................................    5,851        57,041
Prudential Plc..............................................   12,590        86,692
Rentokil Initial Plc........................................   14,095        46,693
Royal Bank of Scotland Group Plc............................    3,948        98,028
SABMiller Plc...............................................    5,274        39,332
Smiths Group Plc............................................    6,459        71,731
Tesco Plc...................................................   16,706        56,924
Vodafone Group Plc..........................................   82,192       150,079
WPP Group Plc...............................................    7,667        69,726
                                                                         ----------
                                                                          1,878,959
                                                                         ----------
TOTAL COMMON STOCKS  96.5%............................................    7,365,439
                                                                         ----------

PREFERRED STOCKS  1.0%

GERMANY  1.0%
Porsche, AG.................................................      176        75,072
                                                                         ----------

TOTAL LONG-TERM INVESTMENTS  97.5%
  (Cost $6,583,598)...................................................    7,440,511

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

August 31, 2003

                                                                           MARKET
DESCRIPTION                                                                VALUE
SHORT-TERM INVESTMENT  3.1%
(Cost $237,000).......................................................   $  237,000
                                                                         ----------

TOTAL INVESTMENTS  100.6%
  (Cost $6,820,598)...................................................    7,677,511
FOREIGN CURRENCY  0.9%
  (Cost $70,819)......................................................       71,941
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.5%).........................     (120,351)
                                                                         ----------

NET ASSETS  100.0%....................................................   $7,629,101
                                                                         ==========

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

GDR--Global Depositary Receipt

See Notes to Financial Statements                                             11

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
August 31, 2003

ASSETS:
Total Investments (Cost $6,820,598).........................  $7,677,511
Foreign Currency (Cost $70,819).............................      71,941
Cash........................................................          85
Receivables:
  Dividends.................................................      24,232
  Fund Shares Sold..........................................      20,939
  Expense Reimbursement from Adviser........................      11,723
Other.......................................................       9,863
Forward Foreign Currency Contracts..........................       1,059
                                                              ----------
    Total Assets............................................   7,817,353
                                                              ----------
LIABILITIES:
Payables:
  Investments Purchased.....................................     104,511
  Distributor and Affiliates................................      11,705
Accrued Expenses............................................      56,258
Trustees' Deferred Compensation and Retirement Plans........      15,778
                                                              ----------
    Total Liabilities.......................................     188,252
                                                              ----------
NET ASSETS..................................................  $7,629,101
                                                              ==========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $6,982,372
Net Unrealized Appreciation.................................     855,551
Accumulated Undistributed Net Investment Income.............     (25,108)
Accumulated Net Realized Loss...............................    (183,714)
                                                              ----------
NET ASSETS..................................................  $7,629,101
                                                              ==========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $5,601,097 and 569,920 shares of
    beneficial interest issued and outstanding).............  $     9.83
    Maximum sales charge (5.75% * of offering price)........         .60
                                                              ----------
    Maximum offering price to public........................  $    10.43
                                                              ==========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,180,978 and 120,868 shares of
    beneficial interest issued and outstanding).............  $     9.77
                                                              ==========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $847,026 and 86,692 shares of beneficial
    interest issued and outstanding)........................  $     9.77
                                                              ==========

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

Statement of Operations
For the Year Ended August 31, 2003

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $15,467).....  $ 127,784
Interest....................................................        302
                                                              ---------
    Total Income............................................    128,086
                                                              ---------
EXPENSES:
Shareholder Reports.........................................     44,943
Investment Advisory Fee.....................................     43,494
Audit.......................................................     25,500
Shareholder Services........................................     21,234
Legal.......................................................     18,468
Accounting..................................................     17,674
Registration and Filing Fees................................     17,586
Custody.....................................................     15,898
Trustees' Fees and Related Expenses.........................     13,183
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $6,169, $3,574 and $2,329, respectively)....     12,072
Other.......................................................     16,329
                                                              ---------
    Total Expenses..........................................    246,381
    Expense Reduction ($43,494 Investment Advisory Fee and
      $105,898 Other).......................................    149,392
    Less Credits Earned on Cash Balances....................        193
                                                              ---------
    Net Expenses............................................     96,796
                                                              ---------
NET INVESTMENT INCOME.......................................  $  31,290
                                                              =========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(149,415)
  Forward Foreign Currency Contracts........................     39,526
  Foreign Currency Transactions.............................        292
                                                              ---------
Net Realized Loss...........................................   (109,597)
                                                              ---------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (135,964)
                                                              ---------
  End of the Period:
    Investments.............................................    856,913
    Forward Foreign Currency Contracts......................      1,059
    Foreign Currency Translation............................     (2,421)
                                                              ---------
                                                                855,551
                                                              ---------
Net Unrealized Appreciation During the Period...............    991,515
                                                              ---------
NET REALIZED AND UNREALIZED GAIN............................  $ 881,918
                                                              =========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 913,208
                                                              =========

See Notes to Financial Statements                                             13

Statements of Changes in Net Assets

                                                                          SEPTEMBER 26, 2001
                                                                           (COMMENCEMENT OF
                                                       YEAR ENDED      INVESTMENT OPERATIONS) TO
                                                     AUGUST 31, 2003        AUGUST 31, 2002
                                                     -------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss.........................    $    31,290            $    (2,699)
Net Realized Loss..................................       (109,597)               (34,212)
Net Unrealized Appreciation/Depreciation During the
  Period...........................................        991,515               (135,964)
                                                       -----------            -----------
Change in Net Assets from Operations...............        913,208               (172,875)
                                                       -----------            -----------

Distributions from Net Investment Income:
  Class A Shares...................................       (137,983)               (25,778)
  Class B Shares...................................        (49,829)               (18,404)
  Class C Shares...................................        (43,996)               (17,849)
                                                       -----------            -----------
                                                          (231,808)               (62,031)
                                                       -----------            -----------

Distributions from Net Realized Gain:
  Class A Shares...................................            -0-                 (1,201)
  Class B Shares...................................            -0-                   (907)
  Class C Shares...................................            -0-                   (879)
                                                       -----------            -----------
                                                               -0-                 (2,987)
                                                       -----------            -----------
Total Distributions................................       (231,808)               (65,018)
                                                       -----------            -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................        681,400               (237,893)
                                                       -----------            -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................      5,632,593              2,657,366
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.....................................        230,905                 65,018
Cost of Shares Repurchased.........................     (2,044,934)            (1,355,354)
                                                       -----------            -----------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................      3,818,564              1,367,030
                                                       -----------            -----------
TOTAL INCREASE IN NET ASSETS.......................      4,499,964              1,129,137
NET ASSETS:
Beginning of the Period............................      3,129,137              2,000,000
                                                       -----------            -----------
End of the Period (Including accumulated
  undistributed net investment income of ($25,108)
  and $123,628, respectively)......................    $ 7,629,101            $ 3,129,137
                                                       ===========            ===========

 14                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           SEPTEMBER 26, 2001
                                                                YEAR         (COMMENCEMENT
                                                               ENDED         OF INVESTMENT
CLASS A SHARES                                               AUGUST 31,      OPERATIONS) TO
                                                                2003        AUGUST 31, 2002
                                                             --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $ 9.43            $10.00
                                                               ------            ------
  Net Investment Income (b).................................      .09               .03
  Net Realized and Unrealized Gain/Loss.....................      .88              (.28)
                                                               ------            ------
Total from Investment Operations............................      .97              (.25)
                                                               ------            ------
Less:
  Distributions from Net Investment Income..................      .57               .31
  Distributions from Net Realized Gain......................      -0-               .01
                                                               ------            ------
Total Distributions.........................................      .57               .32
                                                               ------            ------
NET ASSET VALUE, END OF THE PERIOD..........................   $ 9.83            $ 9.43
                                                               ======            ======

Total Return (a)*...........................................   11.20%            -2.60%**
Net Assets at End of the Period (In millions)...............   $  5.6            $  1.6
Ratio of Expenses to Average Net Assets (c)*................    1.75%             1.78%
Ratio of Net Investment Income to Average Net Assets*.......     .98%              .33%
Portfolio Turnover..........................................      43%               62%**

*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............    4.85%            15.81%
   Ratio of Net Investment Loss to Average Net Assets.......   (2.11%)          (13.70%)

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

See Notes to Financial Statements                                             15

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           SEPTEMBER 26, 2001
                                                                YEAR         (COMMENCEMENT
                                                               ENDED         OF INVESTMENT
CLASS B SHARES                                               AUGUST 31,      OPERATIONS) TO
                                                                2003        AUGUST 31, 2002
                                                             --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $ 9.38           $ 10.00
                                                               ------           -------
  Net Investment Loss (b)...................................      -0-(d)           (.04)
  Net Realized and Unrealized Gain/Loss.....................      .89              (.27)
                                                               ------           -------
Total from Investment Operations............................      .89              (.31)
                                                               ------           -------
Less:
  Distributions from Net Investment Income..................      .50               .30
  Distributions from Net Realized Gain......................      -0-               .01
                                                               ------           -------
Total Distributions.........................................      .50               .31
                                                               ------           -------
NET ASSET VALUE, END OF THE PERIOD..........................   $ 9.77           $  9.38
                                                               ======           =======

Total Return (a)*...........................................   10.40%          -3.37%**
Net Assets at End of the Period (In millions)...............   $  1.2           $    .9
Ratio of Expenses to Average Net Assets (c)*................    2.50%             2.53%
Ratio of Net Investment Loss to Average Net Assets*.........    (.02%)            (.45%)
Portfolio Turnover..........................................      43%               62%**

*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............    5.60%            16.56%
   Ratio of Net Investment Loss to Average Net Assets.......   (3.12%)          (14.48%)

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d) Amount is less than $.01.

 16                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           SEPTEMBER 26, 2001
                                                                YEAR         (COMMENCEMENT
                                                               ENDED         OF INVESTMENT
CLASS C SHARES                                               AUGUST 31,      OPERATIONS) TO
                                                                2003        AUGUST 31, 2002
                                                             --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $ 9.38            $10.00
                                                               ------            ------
  Net Investment Loss (b)...................................      -0-(d)           (.04)
  Net Realized and Unrealized Gain/Loss.....................      .89              (.27)
                                                               ------            ------
Total from Investment Operations............................      .89              (.31)
                                                               ------            ------
Less:
  Distributions from Net Investment Income..................      .50               .30
  Distributions from Net Realized Gain......................      -0-               .01
                                                               ------            ------
Total Distributions.........................................      .50               .31
                                                               ------            ------
NET ASSET VALUE, END OF THE PERIOD..........................   $ 9.77            $ 9.38
                                                               ======            ======

Total Return (a)*...........................................   10.40%(e)         -3.37%**
Net Assets at End of the Period (In millions)...............   $   .8            $   .6
Ratio of Expenses to Average Net Assets (c)*................    2.50%(e)          2.53%
Ratio of Net Investment Loss to Average Net Assets*.........     .00%(e)          (.44%)
Portfolio Turnover..........................................      43%               62%**

*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............    5.60%(e)         16.56%
   Ratio of Net Investment Loss to Average Net Assets.......   (3.09%)(e)       (14.47%)

**  Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sale charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d) Amount is less than $.01.

(e) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect the refund of certain 12b-1 fees during the period.

See Notes to Financial Statements                                             17

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Advantage Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation through investments in a diversified portfolio of equity securities of foreign issuers. The Fund commenced investment operations on September 26, 2001, with three classes of common shares: Class A, Class B, and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Also, if events materially affecting the value of foreign portfolio securities or other portfolio securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities may be valued at their fair value as determined in good faith by Van Kampen Asset Management Inc. (the "Adviser") in accordance with procedures established by the Fund's Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by the Adviser or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $84,577 which will expire on August 31, 2011.

    At August 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $6,835,562
                                                                ==========
Gross tax unrealized appreciation...........................    $  955,519
Gross tax unrealized depreciation...........................      (113,570)
                                                                ----------
Net tax unrealized appreciation on investments..............    $  841,949
                                                                ==========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                2003       2002
Distribution paid from:
  Ordinary income...........................................  $238,396    $65,018
  Long-term capital gain....................................       -0-        -0-
                                                              --------    -------
                                                              $238,396    $65,018
                                                              ========    =======

    Due to inherent differences in the recognition of income, expenses and realized gain/ losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to currency gains totaling $39,818 were reclassified from accumulated net realized loss to accumulated undistributed net investment income. A permanent book and tax difference relating to the Fund's investment in other

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

regulated investment companies totaling $307 was reclassified from accumulated net realized loss to accumulated undistributed net investment income. Additionally, a permanent book and tax difference relating to expenses which are not deductible for tax purposes totaling $11,657 was reclassified from accumulated undistributed net investment income to capital.

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sales transactions and post October 31 losses which are not realized for tax purposes until the first day of the following fiscal year.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Standard Time. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTIONS During the year ended August 31, 2003, the Fund's custody fee was reduced by $193 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .90%
Next $500 million...........................................       .85%
Over $1 billion.............................................       .80%

    On August 11, 2003, the Adviser entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Advisor pays 50% of its investment advisory fee to the Subadviser. For the year ended August 31, 2003, the Adviser voluntarily waived $43,494 of its investment advisory fee and $105,898 of other expenses. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the year ended August 31, 2003, the Fund recognized expenses of approximately $200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

each fund. With respect to the Accounting Service agreement, the Adviser allocates the cost of such services to each fund with assets exceeding $25 million. For the year ended August 31, 2003, no cost was allocated to the Fund in regards to the Accounting Service agreement. For the year ended August 31, 2003, the Fund recognized expenses of approximately $18,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Fund, which are reported as part of "Legal" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2003, the Fund recognized expenses of approximately $15,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $9,600 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    At August 31, 2003, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 88,147 shares of Class A, 65,512 shares of Class B, and 65,512 shares of Class C.

    For the year ended August 31, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $608.

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

3. CAPITAL TRANSACTIONS

At August 31, 2003, capital aggregated $5,027,736, $1,134,129 and $820,507 for
Classes A, B, and C, respectively. For the year ended August 31, 2003, transactions were as follows:

                                                               SHARES        VALUE
Sales:
  Class A...................................................   551,362    $ 4,775,616
  Class B...................................................    29,905        263,644
  Class C...................................................    70,097        593,333
                                                              --------    -----------
Total Sales.................................................   651,364    $ 5,632,593
                                                              ========    ===========
Dividend Reinvestment:
  Class A...................................................    16,539    $   137,608
  Class B...................................................     5,929         49,324
  Class C...................................................     5,285         43,973
                                                              --------    -----------
Total Dividend Reinvestment.................................    27,753    $   230,905
                                                              ========    ===========
Repurchases:
  Class A...................................................  (165,110)   $(1,465,104)
  Class B...................................................   (11,659)       (97,807)
  Class C...................................................   (57,492)      (482,023)
                                                              --------    -----------
Total Repurchases...........................................  (234,261)   $(2,044,934)
                                                              ========    ===========

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

    At August 31, 2002, capital aggregated $1,587,341, $921,178 and $666,946 for
Classes A, B, and C, respectively. For the period ended August 31, 2002, transactions were as follows:

                                                               SHARES        VALUE
Sales:
  Class A...................................................   190,157    $ 1,965,370
  Class B...................................................    37,965        391,886
  Class C...................................................    27,720        300,110
                                                              --------    -----------
Total Sales.................................................   255,842    $ 2,657,366
                                                              ========    ===========
Dividend Reinvestment:
  Class A...................................................     2,604    $    26,980
  Class B...................................................     1,866         19,310
  Class C...................................................     1,810         18,728
                                                              --------    -----------
Total Dividend Reinvestment.................................     6,280    $    65,018
                                                              ========    ===========
Repurchases:
  Class A...................................................  (105,632)   $(1,124,609)
  Class B...................................................    (3,138)       (33,535)
  Class C...................................................   (20,728)      (197,210)
                                                              --------    -----------
Total Repurchases...........................................  (129,498)   $(1,355,354)
                                                              ========    ===========

    Class B shares, including any dividend reinvestment plan Class B Shares received there on, automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

    Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

    For the year ended August 31, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $400 and CDSC on redeemed shares of approximately $5,500. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $5,541,173 and $2,061,598, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage foreign currency exposure, or to generate potential gain. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

    The following forward foreign currency contracts were outstanding as of August 31, 2003:

                                                                           UNREALIZED
                                                              CURRENT     APPRECIATION/
                                                               VALUE      DEPRECIATION
LONG CONTRACTS
Australian Dollar,
  215,000 expiring 09/02/03.................................  $139,556       $ 2,117
  175,000 expiring 10/02/03.................................   113,256         1,387
Canadian Dollar,
  300,000 expiring 09/02/03.................................   216,581         3,453
  100,000 expiring 09/02/03.................................    72,194         1,030
  370,000 expiring 10/02/03.................................   266,751         1,860
Danish Krone,
  242,600 expiring 09/02/03.................................    35,916          (758)
Euro Currency,
  185,000 expiring 09/02/03.................................   203,357        (4,435)
  35,000 expiring 10/02/03..................................    38,441           296
  140,000 expiring 10/02/03.................................   153,762         1,183
Japanese Yen,
  25,047,000 expiring 09/02/03..............................   214,681         1,397
Pound Sterling,
  127,706 expiring 09/02/03.................................   201,403            (8)
Swedish Krona,
  1,175,109 expiring 09/02/03...............................   140,486        (2,490)
  320,000 expiring 10/02/03.................................    38,201           400
  960,000 expiring 10/02/03.................................   114,604         1,186
Swiss Franc,
  50,000 expiring 09/02/03..................................    35,727           314
  195,000 expiring 09/02/03.................................   139,334         1,222
                                                                             -------
                                                                               8,154
                                                                             -------

NOTES TO
FINANCIAL STATEMENTS

August 31, 2003

                                                                           UNREALIZED
                                                              CURRENT     APPRECIATION/
                                                               VALUE      DEPRECIATION
SHORT CONTRACTS
Canadian Dollar,
  300,000 expiring 09/02/03.................................  $216,581       $(3,297)
  100,000 expiring 09/02/03.................................    72,194          (586)
Danish Krone,
  241,745 expiring 09/02/03.................................    35,790          (376)
Euro Currency,
  185,000 expiring 09/02/03.................................   203,357        (1,947)
Japanese Yen,
  25,728,000 expiring 09/02/03..............................   220,518        (7,390)
  13,207,680 expiring 10/02/03..............................   113,311           106
  30,819,150 expiring 10/02/03..............................   264,404           487
Pound Sterling,
  128,871 expiring 09/02/03.................................   203,241         4,551
  87,452 expiring 09/02/03..................................   137,919          (480)
  96,754 expiring 10/02/03..................................   152,286           293
Swedish Krona,
  1,170,273 expiring 09/02/03...............................   139,908        (1,796)
Swiss Franc,
  50,000 expiring 09/02/03..................................    35,727           948
  195,000 expiring 09/02/03.................................   139,334         3,642
  53,692 expiring 10/02/03..................................    38,392          (248)
  157,850 expiring 10/02/03.................................   112,871        (1,002)
                                                                             -------
                                                                              (7,095)
                                                                             -------
                                                                             $ 1,059
                                                                             =======

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $15,300 and $0 for Class B and C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the fund on a quarterly basis.

    Included in the fees for the year ended August 31, 2003, are payments retained by Van Kampen of approximately $9,200 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $700.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen International Advantage
Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen International Advantage Fund (the "Fund"), including the portfolio of investments, as of August 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from September 26, 2001 (commencement of investment operations) through August 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen International Advantage Fund at August 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from September 26, 2001 (commencement of investment operations) through August 31, 2002 in conformity with accounting principles generally accepted in the United States.

                                                      -s- Ernst & Young LLP

Chicago, Illinois
October 8, 2003

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

INVESTMENT SUBADVISER

MORGAN STANLEY INVESTMENT MANAGEMENT LTD.
25 Cabot Square
Canary Wharf, London
United Kingdom E14 4QA

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN
STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2003. For corporate shareholders, 2% of the distributions qualify for the dividends received deductions. The Fund intends to pass through foreign tax credits of $15,467 and has derived gross income from sources within foreign countries amounting to $127,734. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             90       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              88       Trustee/Director/Managing
1632 Morning Mountain Road                 since 2001  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee      Trustee     Prior to January 1999,         88       Trustee/Director/Managing
33971 Selva Road                           since 2001  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (62)             Trustee      Trustee     President of CAC, llc., a      90       Trustee/Director/Managing
CAC, llc.                                  since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of TeleTech
San Diego, CA 92122-6223                               services. Prior to July                 Holdings Inc.,
                                                       2000, Managing Partner of               Stericycle, Inc.,
                                                       Equity Group Corporate                  TheraSense, Inc., GATX
                                                       Investment (EGI), a                     Corporation, Arris Group,
                                                       company that makes                      Inc. and Trustee of the
                                                       private investments in                  University of Chicago
                                                       other companies.                        Hospitals and Health
                                                                                               Systems. Prior to May
                                                                                               2002, Director of
                                                                                               Peregrine Systems Inc.
                                                                                               Prior to February 2001,
                                                                                               Vice Chairman and
                                                                                               Director of Anixter
                                                                                               International, Inc. and
                                                                                               IMC Global Inc. Prior to
                                                                                               July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            88       Trustee/Director/Managing
Heidrick & Struggles                       since 2001  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      88       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 2001  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (67)            Trustee      Trustee     Prior to 1998, President       90       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            88       Trustee/Director/Managing
423 Country Club Drive                     since 2001  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (62)     Trustee      Trustee     President Emeritus and         90       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey (61)       Trustee      Trustee     Chief Communications           88       Trustee/Director/Managing
2101 Constitution Ave., N.W.               since 2001  Officer of the National                 General Partner of funds
Room 285                                               Academy of                              in the Fund Complex.
Washington, D.C. 20418                                 Sciences/National                       Director of Neurogen
                                                       Research Council, an                    Corporation, a
                                                       independent, federally                  pharmaceutical company,
                                                       chartered policy                        since January 1998.
                                                       institution, since 2001
                                                       and previously Chief
                                                       Operating Officer from
                                                       1993 to 2001. Director of
                                                       the Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,     Trustee     President and Chief            88       Trustee/Director/Managing
1221 Avenue of the Americas   President    since 2001  Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief                funds in the Fund                       in the Fund Complex.
                              Executive                Complex. Chairman,
                              Officer                  President, Chief
                                                       Executive Officer and
                                                       Director of the Advisers
                                                       and VK Advisors Inc.
                                                       since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           90       Trustee/Director/Managing
1 Parkview Plaza                           since 2001  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Trustee      Trustee     Partner in the law firm        90       Trustee/Director/Managing
333 West Wacker Drive                      since 2001  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom                          in the Fund Complex.
                                                       (Illinois), legal counsel
                                                       to funds in the Fund
                                                       Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)          Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                    since 2001  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                         December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                  Investments and President and Chief Operations Officer of
                                                                   the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                                   Executive Vice President and Chief Investment Officer of
                                                                   funds in the Fund Complex. Prior to May 2001, Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, and Managing Director and President of the
                                                                   Advisers and Van Kampen Advisors Inc. Prior to December
                                                                   2000, Executive Vice President and Chief Investment Officer
                                                                   of Van Kampen Investments, and President and Chief Operating
                                                                   Officer of the Advisers. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Advisers. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Stefanie V. Chang (36)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (60)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Advisers and Van Kampen
                                                                   Advisors Inc. since December 2002.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John R. Reynoldson (50)       Vice President           Officer     Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                       since 2001  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                      Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                         the Fixed Income Department of the Advisers and Van Kampen
                                                                   Advisors Inc. Prior to December 2000, Senior Vice President
                                                                   of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                                   2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                                   President of the government securities bond group for Asset
                                                                   Management.

Ronald E. Robison (64)        Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020            Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                              Officer                              and Managing Director of Morgan Stanley Investment
                                                                   Management Inc. Managing Director of Morgan Stanley.
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                   President of the Morgan Stanley Funds.

A. Thomas Smith III (46)      Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                since 2001  Director of Van Kampen Investments, Director of the
New York, NY 10020                                                 Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                   Investor Services and certain other subsidiaries of Van
                                                                   Kampen Investments. Managing Director and General
                                                                   Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                                   Inc. Vice President and Secretary of funds in the Fund
                                                                   Complex. Prior to July 2001, Managing Director, General
                                                                   Counsel, Secretary and Director of Van Kampen Investments,
                                                                   the Advisers, the Distributor, Investor Services, and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                                   Secretary and Director of Van Kampen Investments, the
                                                                   Advisers, Van Kampen Advisors Inc., the Distributor,
                                                                   Investor Services and certain other subsidiaries of Van
                                                                   Kampen Investments. Prior to January 1999, Vice President
                                                                   and Associate General Counsel to New York Life Insurance
                                                                   Company ("New York Life"), and prior to March 1997,
                                                                   Associate General Counsel of New York Life. Prior to
                                                                   December 1993, Assistant General Counsel of The Dreyfus
                                                                   Corporation. Prior to August 1991, Senior Associate, Willkie
                                                                   Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                                   the Securities and Exchange Commission, Division of
                                                                   Investment Management, Office of Chief Counsel.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (48)         Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Financial Officer and    since 2001  the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                         Chief Financial Officer and Treasurer of funds in the Fund
                                                                   Complex. Head of Fund Accounting for Morgan Stanley
                                                                   Investment Management. Prior to December 2002, Executive
                                                                   Director of Van Kampen Investments, the Advisers and Van
                                                                   Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 185, 285, 385
                                                 IA ANR 10/03 12035J03-AP-10/03

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions,regardless of whether these individuals are employed by the Trust or a third party.


(b)     No information need be disclosed pursuant to this paragraph.


(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.


(d) The Trust has granted a waiver or an implicit waiver from a provision of its Code of Ethics.


(e)     Not applicable.


(f)

        (1)      The Trust's Code of Ethics is attached hereto as Exhibit 10A.
        (2)      Not applicable.
        (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each Principal Executive Officer and Principal Financial Officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity Trust II
             --------------------------

By: /s/ Ronald E. Robison
    -----------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -----------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2003

By: /s/ John L. Sullivan
    -----------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: October 20, 2003